Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Reclassification Of Consolidated Statements Of Earnings [Abstract]
Disclosure Of Detailed Information About Reclassified Consolidated Statements Of Earnings	These reclassifications are summarized in the tables below:

Excerpt from the consolidated statements of earnings for the year ended December 31, 2021 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$960,156	$—	$960,156
COGS	740,602	17,332	757,934
Gross margin	219,554	(17,332)	202,222
SG&A	165,263	(17,332)	147,931
Net earnings	(18,455)	—	(18,455)

Excerpt from the consolidated statements of earnings for the year ended December 31, 2020 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$1,217,052	$—	$1,217,052
COGS	918,873	18,857	937,730
Gross margin	298,179	(18,857)	279,322
SG&A	182,167	(18,857)	163,310
Net earnings	88,257	—	88,257

Excerpt from the consolidated statements of earnings for the year ended December 31, 2019 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$2,045,422	$—	$2,045,422
COGS	1,616,337	14,862	1,631,199
Gross margin	429,085	(14,862)	414,223
SG&A	197,177	(14,862)	182,315
Net earnings	152,128	—	152,128